Anchor Risk Managed Credit Strategies Fund

(formerly the Anchor Tactical Credit Strategies Fund)

Institutional Class Shares — ATCSX

Anchor Risk Managed Equity Strategies Fund

(formerly the Anchor Tactical Equity Strategies Fund)

Advisor Class Shares — ATEAX

Institutional Class Shares — ATESX

Anchor Risk Managed Global Strategies Fund

(formerly the Anchor Tactical Global Strategies Fund)

Advisor Class Shares — N/A

Institutional Class Shares — ATGSX

Anchor Risk Managed Municipal Strategies Fund

(formerly the Anchor Tactical Municipal Strategies Fund)

Advisor Class Shares — ATMBX

Institutional Class Shares — ATMSX

Each series of Northern Lights Fund Trust IV

Supplement dated April 29, 2020

to the Prospectus and Statement of Additional Information (“SAI”) dated December 30, 2019

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On April 29, 2020, the Investor Class Shares of each of the Anchor Risk Managed Equity Strategies Fund, the Anchor Risk Managed Global Strategies Fund and the Anchor Risk Managed Municipal Strategies Fund were renamed the “Advisor Class Shares.” The Advisor Class Shares of the Anchor Risk Managed Global Strategies Fund and the Anchor Risk Managed Municipal Strategies Fund are not currently offered for sale. The Advisor Class Shares of the Anchor Risk Managed Equity Strategies Fund are offered by a separate Prospectus. Accordingly, all references to the Investor Class Shares in the Prospectus and SAI, each dated December 30, 2019, are deleted in their entirety, and the following language is added immediately after the Table of Contents in both the Prospectus and SAI of the Funds:

Anchor Capital offers Institutional Class shares in this Prospectus.

On April 29, 2020, the Investor Class Shares were renamed the “Advisor Class Shares”.   Advisor Class Shares of the Anchor Risk Managed Global Strategies Fund and Anchor Risk Managed Municipal Strategies Fund are not currently being offered to investors and are not available for sale in any state. The Advisor Class Shares of the Anchor Risk Managed Equity Strategies Fund are offered by a separate Prospectus.

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You should read this Supplement in conjunction with the Funds’ Prospectus and SAI, each dated December 30, 2019, that provide information that you should know about the Funds before investing. The Funds’ Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies these documents may be obtained without charge by visiting www.anchorcapitalfunds.com or by calling 1-844-594-1226.